CONSOLIDATED BALANCE SHEETS (Parenthetical) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 RUB (₽) shares
Allowance for doubtful accounts	₽ 2,716	$ 36.6	₽ 1,798
Priority share
Preferred share, share authorized	1	1	1
Preferred share, share issued	1	1	1
Preferred share, share outstanding	1	1	1
Common Class A
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	323,800,479	323,800,479	320,430,479
Ordinary shares, shares outstanding	323,004,678	323,004,678	318,501,858
Treasury shares	795,801	795,801	1,928,621
Common Class B
Ordinary shares, shares authorized	37,138,658	37,138,658	37,138,658
Ordinary shares, shares issued	35,698,674	35,698,674	35,708,674
Ordinary shares, shares outstanding	35,698,674	35,698,674	35,708,674
Common Class C
Ordinary shares, shares authorized	37,748,658	37,748,658	37,748,658
Ordinary shares, shares issued	10,000	10,000	1,429,984
Ordinary shares, shares outstanding	0	0	0